LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
Schedule of changes in lease liabilities

Changes in lease liabilities are as follows:

	2025	2024
Balance at beginning of year	$378.5	$346.1
Lease obligations financing right-of-use assets	122.6	158.8
Repayments	(126.4)	(126.2)
Other	(1.4)	(0.2)
	373.3	378.5
Less current portion	(110.3)	(108.5)
	$263.0	$270.0

Schedule of repayments of lease liabilities over the coming years	Repayments of lease liabilities over the coming years are as follows:

2026	$110.3
2027	92.0
2028	77.0
2029	49.8
2030	20.5
2031 and thereafter	23.7